Consolidated Statement of Cash Flows SDG in Thousands, $ in Thousands, $ in Thousands, ¥ in Millions		12 Months Ended
		Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2019 SGD ($)
Operating activities
Profit before income tax		$ 97,712	$ 132,079	$ 107,397	$ 81,060
Adjustments for:
Depreciation expense		29,484	39,853	33,065	24,599
Gain on early termination of right-of-use assets		(21)	(29)	(171)	(21)
Reversal of allowance on trade and other receivables		(1)	(2)		(18)
Equity-settled share-based payment expense		3,850	5,204
Provision for reinstatement cost		(5)	(7)
Bank loan transaction cost		308	416	54	55
Interest income		(402)	(544)	(594)	(465)
Interest expense		6,225	8,414	3,058	2,893
Retirement benefit service cost		458	619	466	312
Loss on disposal and write-off of plant and equipment		156	211	3
Rent concession				(521)
Gain on disposal of a subsidiary				(731)
Share of profit from an associate		(75)	(101)	(196)
Operating cash flows before movements in working capital		137,689	186,113	141,830	108,415
Trade receivables		(42,171)	(57,003)	19,099	(27,226)
Contract assets		(2,959)	(4,000)	(20,063)	(7,734)
Other receivables		(497)	(672)	(5,007)	(3,239)
Other payables		3,360	4,542	9,505	9,833
Cash generated from operations		95,422	128,980	145,364	80,049
Interest received		402	544	594	465
Income tax paid		(19,015)	(25,703)	(15,505)	(4,793)
Income tax refunded		3	4	31	323
Net cash from operating activities		76,812	103,825	130,484	76,044
Investing activities
Purchase of plant and equipment	[1]	(15,276)	(20,648)	(17,332)	(25,940)
Proceeds from sales of plant and equipment		93	126	3
Payment for restoration of office		(317)	(428)		(66)
Increase in fixed deposits		(928)	(1,255)	(6,865)	(837)
Increase (Decrease) in pledged deposits		1,397	1,888	(263)
Disposal of a subsidiary				(9)
Repayment from (Loan to) an associate				784	(784)
Dividend income from associate		10	13
Investment in financial assets measured at fair value through profit or loss		(17,633)	(23,835)
Net cash used in investing activities		(32,654)	(44,139)	(23,682)	(27,627)
Financing activities
Dividends paid		(130)	(176)	(73,545)	(17,000)
Drawdown of bank loan		186,919	252,658	12,000	10,000
Distribution to founder		(186,456)	(252,032)
Repayment of amount due to a director					(10,474)
Repayment of lease liabilities		(14,524)	(19,632)	(14,225)	(11,590)
Interest paid		(5,065)	(6,847)	(1,424)	(1,396)
Bank loan transaction cost paid		(267)	(361)		(115)
Repayment of bank loan		(204,605)	(276,564)	(6,080)	(6,080)
Proceeds from issuance of shares, net of issuance costs		371,685	502,406
Proceeds for capital call on non-fully paid-up share capital from non-controlling interests		143	192
Net cash from (used in) financing activities		147,700	199,644	(83,274)	(36,655)
Net increase in cash and cash equivalents		191,858	259,330	23,528	11,762
Effect of foreign exchange rate changes on cash held in foreign currencies		(4,435)	(5,990)	359	185
Cash and cash equivalents at beginning of year		44,246	59,807	35,920	23,973
Cash and cash equivalents at end of year		$ 231,669	$ 313,147	$ 59,807	$ 35,920

[1]	During the year, the additions to plant and equipment totaling S$23.3 million (2020: S$18.2 million, 2019: S$29.0 million) comprises of paid purchases totaling S$20.6 million (2020: S$17.3 million, 2019: S$25.9 million) and a provision of S$2.7 million (2020: S$0.9 million, 2019: S$3.0 million) for estimated future reinstatement cost relating to office improvements (Note 18).